Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment
  The Company purchased some office equipment in September 2014 for $3,555. The Company recorded depreciation expense of $614 during the year ended December 31, 2014.